Cover	6 Months Ended
Jul. 31, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--01-31
Entity File Number	001-38544
Entity Registrant Name	NAKED BRAND GROUP LIMITED
Entity Central Index Key	0001707919
Entity Address, Address Line One	Level 61
Entity Address, Address Line Two	MLC Centre
Entity Address, Address Line Three	25 Martin Place
Entity Address, City or Town	Sydney
Entity Address, Country	AU
Entity Address, Postal Zip Code	2000